Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	$ 61,967		$ 62,451
Other current assets, Allowance	(36,329)		(37,462)	$ (31,571)	$ (34,846)
Other current assets, Net	25,638	$ 4,096	24,989
Receivable from third party [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	31,849		33,147
Other current assets, Allowance	(26,460)		(27,464)
Other current assets, Net	5,389		5,683
Receivable from AM Advertising and its subsidiaries [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	20,638		21,218
Other current assets, Allowance	(7,460)		(7,669)
Other current assets, Net	13,178		13,549
Input VAT receivable [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross			2,493
Other current assets, Allowance
Other current assets, Net			2,493
Other prepaid expenses [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	3,605		3,710
Other current assets, Allowance	(1,445)		(1,338)
Other current assets, Net	2,160		2,372
Short-term deposits [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	243		257
Other current assets, Allowance
Other current assets, Net	243		257
Prepaid selling and marketing fees [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	459		518
Other current assets, Allowance	(344)		(354)
Other current assets, Net	115		164
Receivable from non-controlling shareholders [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	651		669
Other current assets, Allowance	(507)		(521)
Other current assets, Net	144		148
Prepaid individual income tax and other employee advances [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	378		389
Other current assets, Allowance	(113)		(116)
Other current assets, Net	265		273
Others [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	48		50
Other current assets, Allowance
Other current assets, Net	48		50
Receivable from disposal of subsidiaries [Member]
Other Current Assets, Net - Schedule of Other Current Assets, Net (Details) [Line Items]
Other current assets, Gross	4,096
Other current assets, Allowance
Other current assets, Net	$ 4,096